Income Tax Disclosure (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Effective Income Tax Rate Reconciliation

The Company’s effective income tax differs from the statutory federal rate of 34% at December 31, 2014 due to the following:

Period from
August 22, 2014
(Inception) to
December 31,
2014
Benefit for income taxes at statutory federal rate	$(1,248,230)
State income tax (benefit), net of federal benefit	(224,752)
Share-based compensation	80,450
Research and development tax credits	(28,288)
Other	13,307
Valuation allowance	1,407,513

Income tax expense	$—

Components Of Deferred Tax Assets

Significant components of the Company’s deferred tax assets at December 31, 2014 are shown below:

December 31, 2014
Deferred tax assets
Intangibles	$731,622
Net operating loss carryforwards	441,622
Research and development tax credit carryforwards	28,288
Accruals	204,608
Other	1,373

Total deferred tax assets	1,407,513
Less valuation allowance	(1,407,513)

Net deferred tax assets	$—

Zeta Acquisition Corp III
Schedule of Effective Income Tax Rate Reconciliation

The benefit from income taxes differs from the amount computed by applying the United States (US) federal income tax rate of thirty-four percent (34%) in 2014 and 2013 to loss before income taxes for the years ended December 31, 2014 and 2013 as follows:

	Year Ended December 31, 2014	Year Ended December 31, 2013
US federal income tax benefit at statutory rate	$(10,400)	$(9,700)
Other	(100)	—
Change in valuation allowance	10,500	9,700

Benefit from income taxes	$—	$—

Components Of Deferred Tax Assets

The tax effects of temporary differences that give rise to significant portions of the Company’s net deferred tax asset at December 31, 2014 and 2013 are as follows:

	December 31, 2014	December 31, 2013
Deferred tax asset:
Capitalized formation costs	$61,400	$53,300
Net operating loss carryforward	8,200	5,800
Valuation allowance	(69,600)	(59,100)

Net deferred tax asset recognized	$—	$—